PROVISIONS	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
PROVISIONS

25.	PROVISIONS

Company and its subsidiaries are involved in certain legal and administrative proceedings at various courts and government bodies, arising in the normal course of business, regarding employment-law, civil, tax, environmental and regulatory matters, and other issues.

Company and its subsidiaries recorded provisions for contingencies in relation to the legal actions in which, based on the assessment of the Company’s management and its legal advisors, the chances of loss are assessed as ‘probable’ (i.e. an outflow of funds to settle the obligation will be necessary), as follows:

	2021	Additions	Reversals	Settled	2022
Labor	404	124	(26)	(87)	415
Civil	-	-	-	-
Customer relations	33	44	-	(35)	42
Other civil actions	38	14	(3)	(13)	36
	71	58	(3)	(48)	78

Tax	1,295	332	(150)	(3)	1,474
Regulatory	48	12	(5)	(7)	48
Others	71	57	(57)	(57)	14
Total	1,889	583	(241)	(202)	2,029

	2020	Additions	Reversals	Settled	2021
Labor	427	81	(46)	(58)	404
Civil
Customer relations	23	36	-	(26)	33
Other civil actions	32	19	(1)	(12)	38
	55	55	(1)	(38)	71
Tax	1,294	91	(89)	(1)	1,295
Regulatory	52	7	(8)	(3)	48
Others	64	23	(3)	(13)	71
Total	1,892	257	(147)	(113)	1,889

	2019	Additions	Reversals	Settled / Reversal (1)	Provisions arising from business combination (2)	2020
Labor	497	106	(60)	(116)	-	427
Civil
Customer relations	19	22	-	(18)	-	23
Other civil actions	18	21	-	(7)	-	32
	37	43	-	(25)	-	55
Tax	1,260	113	(38)	(41)	-	1,294
Regulatory	36	16	-	-	-	52
Others	58	13	(7)	(3)	3	64
Total	1,888	291	(105)	(185)	3	1,892

Additionally, there are lawsuits whose expected loss is considered possible, since the Company's and its subsidiaries' legal advisors assessed them as having a possible chance of success, and no provision was recorded, as follows:

Possible losses
	Consolidated
	2022	2021
Labor	1,199	1,167
Civil
Customer relations	231	149
Other civil actions	537	422
	768	571

Tax	2,149	2,114
Regulatory	2,976	2,457
Others	1,361	1,213
Total	8,453	7,522

The Company management, in view of the extended period and the Brazilian judiciary, tax and regulatory systems, believes that it is not practical to provide information that would be useful to the users of this financial statements in relation to the timing of any cash outflows, or any possibility of reimbursements.

The Company believe that any disbursements in excess of the amounts provisioned, when the respective claims are completed, will not significantly affect the Company’s result of operations or financial position.

The main provisions and contingent liabilities are provided below, with the best estimation of expected future disbursements for these contingencies:

Tax

Company and its subsidiaries are involved in numerous administrative and judicial claims actions relating to taxes, including, among other matters, subjects relating to the Urban Property Tax (Imposto sobre a Propriedade Territorial Urbana, or IPTU); the Rural Property Tax (ITR); the Tax on Donations and Legacies (ITCD); the Social Integration Program (Programa de Integração Social, or PIS); the Contribution to Finance Social Security (Contribuição para o Financiamento da Seguridade Social, or Cofins); Corporate Income tax (Imposto de Renda Pessoa Jurídica, or IRPJ); the Social Contribution (Contribuição Social sobre o Lucro Líquido, or CSLL); and motions to tax enforcement. The aggregate amount of this contingency is approximately R$276 (R$212 on December 31, 2021), of which R$23 (R$19 on December 31, 2021) has been recorded - the amount estimated as probably necessary for settlement of these disputes.

In addition to the issues above the Company is involved in various proceedings on the applicability of the IPTU Urban Land Tax to real estate properties that are in use for providing public services. The aggregate amount of the contingency is approximately R$94 (R$87 on December 31, 2021). Of this total, R$4 has been recognized (R$3 on December 31, 2021) - this being the amount estimated as probably necessary for settlement of these disputes. The Company has been successful in its efforts to have its IPTU tax liability suspended, winning judgments in favor in some cases.

Social Security contributions on income sharing payments

The Brazilian tax authority (Receita Federal) has filed administrative and court proceedings against the Company, relating to social security contributions on the payment of income sharing to its employees over the period 1999 to 2016, alleging that the Company did not comply with the requirements of Law 10,101/2000 on the argument that it did not previously establish clear and objective rules for the distribution of these amounts. In August 2019, the Regional Federal Court of the First Region published a decision against the Company on this issue. As a result the Company, based on the opinion of its legal advisers, reassessed the probability of loss from ‘possible’ to ‘probable’ for some portions paid as income-sharing amounts, maintaining the classification of the chance of loss as 'possible' for the other portions, since it believes that it has arguments on the merit for defense and/or because it believes that the amounts questioned are already within the period of limitation.

In August 2022, the Higher Tax Appeal Chamber (CSRF) of the Tax Appeals Council (CARF), changing its case law, canceled claims for Social Security contributions on amounts paid as income-sharing. The Chamber recognized that there was no change in the identity or type of the payment of these amounts, provided that they were paid to the employees after signature of the related agreement, whether or not that signature had been given after the start of the period to which the calculation of targets referred. Based on this decision, the Company altered its expectation for the contingency for losses related to the income-sharing payments that are still in proceedings in the administrative sphere, from ‘probable’ to ‘possible’, resulting in a reduction of R$136 in the provision. The Company continues to monitor the legal actions in progress in the judiciary, for which it has maintained the assessment of chances of loss as ‘probable’, thus maintaining the related provisioning.

The amount of the contingencies is approximately R$1,640 (R$1,433 on December 31, 2021), of which R$1,311 has been provisioned (R$1,272 on December 31, 2021), this being the estimate of the probable amount of funds to settle these disputes.

Indemnity of employees’ future benefit (the ‘Anuênio’)

In 2006 the Company paid an indemnity to its employees, totaling R$178, in exchange for rights to future payments (referred to as the Anuênio) for time of service, which would otherwise be incorporated, in the future, into salaries. The Company did not pay income tax nor Social Security contributions in relation to these amounts because it believed that amounts paid as indemnity are not taxable. However, given the possibility of dispute and to avoid risk of future penalty payments, The Company filed legal actions for recognition of the right of non-taxation on these Anuênio payments, making separate submissions and argument in relation to (a) income tax and (b) the social security contribution, in the aggregate historic amount of R$122, which is considered sufficient for payment of the lawsuit.

In the action relating to applicability of the social security contribution, a court judgment was given that impedes consideration of an appeal to the Federal Supreme Court - thus consideration by the Higher Appeal Court remains. Additionally, in October 2022, a judgment was published refusing to recognize the Special Appeal filed by the Company, reducing the chances of success in the action. As a result, the assessment of the chances of loss in this action were altered from ‘possible’ to ‘probable’, and a provision made for the amount deposited in escrow. The chances of loss in the action relating to applicability of income tax on the amounts of the anuênios, due to its current phase of procedure, have been maintained as ‘possible’. The amount of the contingency is approximately R$305 (R$290 on December 31, 2021), of which R$136 (R$129 on December 31, 2021) has been provisioned.

Lack of approval to offset tax credit

The federal tax authority did not approve the Company’s offset in corporate income tax returns, of carryforwards and undue or excess payment of federal taxes - IRPJ, CSLL, PIS/Pasep and Cofins - identified by official tax deposit receipts (‘DARFs’ and ‘DCTFs’). The Company is contesting the lack of approval of the amounts offseted. The amount of the contingency is R$164 (R$199 on December 31, 2021), of which R$1 (R$1 on December 31, 2021), has been provisioned since the relevant requirements of the National Tax Code (CTN) have been complied with. The probability of loss related to the amount not provisioned has been assessed as ‘possible’.

Social Security contributions

The Brazilian federal tax authority (Secretaria da Receita Federal, or ‘SRF’) has filed administrative proceedings related to various matters: employee income sharing; the Workers’ Food Program (Programa de Alimentação do Trabalhador, or ‘PAT’); education benefit; food benefit; Special Additional Retirement payment; overtime payments; hazardous occupation payments; matters related to Sest/Senat (transport workers’ support programs) and fines for non-compliance with accessory obligations. The Company have presented defenses and await judgment. The amount of the contingency is approximately R$125 (R$121 on December 31, 2021). Management has classified the chance of loss as ‘possible’, also taking into account assessment of the chance of loss in the judicial sphere, (the claims mentioned are in the administrative sphere), based on the evaluation of the claims and the related case law.

Income tax withheld on capital gain in a shareholding transaction

The federal tax authority issued a tax assessment against CEMIG as a jointly responsible party with its jointly controlled entity Parati S.A. Participações em Ativos de Energia Elétrica (Parati), relating to withholding income tax (Imposto de Renda Retido na Fonte, or IRRF) allegedly applicable to returns paid by reason of a capital gain in a shareholding transaction relating to the purchase by Parati, and sale, by Enlighted, at July 7, 2011, of 100.00% of the equity interests in Luce LLC (a company with head office in Delaware, USA), holder of 75.00% of the shares in the Luce Brasil equity investment fund (FIP Luce), which was indirect holder, through Luce Empreendimentos e Participações S.A., of approximately 13.03% of the total and voting shares of Light S.A. (Light). The amount of the contingency is approximately R$256 (R$239 on December 31, 2021), and the loss has been assessed as ‘possible’.

The social contribution tax on net income (CSLL)

The federal tax authority issued a tax assessment against the Company for the years of 2012 and 2013, alleging undue non-addition, or deduction, of amounts relating to the following items in calculating the social contribution tax on net income: (i) taxes with liability suspended; (ii) donations and sponsorship (Law 8,313/91); and (iii) fines for various alleged infringements. The amount of this contingency is R$517 (R$454 on December 31, 2021), and the probability of loss has been assessed as ‘possible’.

ICMS (local state value added tax)

From December 2019 to March 2022, the Tax Authority of Minas Gerais State issued infraction notices against the subsidiary Gasmig, in the total amount of R$357, relating to reduction of the calculation base of ICMS tax in the sale of natural gas to its customers over the period from December 1, 2014 to December 31, 2016, alleging a divergence between the form of calculation used by Gasmig and the opinion of that tax authority, The claims comprises principal amount of R$124, penalty payments of R$201 and interest of R$32.

Considering that the State of Minas Gerais, over a period of more than 25 years, has never made any allegations against the methodology of calculation by the Company, Management and Company’s legal advisors, believe that there is a defense under Article 100, III of the National Tax Code, which removes claims for penalties and interest; and that the contingency for loss related to these amounts is ‘remote’, In relation to the argument on the difference between the amount of ICMS tax calculated by Gasmig and the new interpretation by the state tax authority, the probability of loss was considered ‘possible’. On December 31, 2022, the amount of the contingency for the period relating to the rules on expiry by limitation of time is R$182 (R$140 on December 31, 2021). In July 2021, Gasmig filed a lawsuit for annulment of a tax debit, against the State of Minas Gerais, and this proceeding suspended the tax claim referred to above.

Interest on Equity

The Company filed an application for mandamus, with interim relief, requesting the right to deduct, from the basis of calculation of corporate income tax and Social Contribution tax, the expense relating to payment of Interest on Equity in 4Q20 calculated on the basis of prior periods (the first and second quarters of 2020), and for cancellation of the demand for new supposed credits of corporate income tax and the Social Contribution relating to the amount that was not paid as a result of the deduction of the said financial expense, with application of fines. The amount of the contingencies in this case is approximately R$67 (R$60 on December 31, 2021).

Reversal of credits in calculation of PIS/ Pasep and Cofins taxes

The Brazilian tax authority issued, in August 2021, two infringement notices relating to calculation of the PIS/Pasep and Cofins taxes, from August 2016 to December 2017, alleging insufficiency of payment of these contributions due to supposed undue credits deduction of the expenses on the Proinfa charge, and absence of reversal of the credits related to non-technical losses. The Company is contesting these infringement notices. The amount of the contingency is R$180 (R$162 on December 31, 2021) and the Company has classified the chances of loss as ‘possible’, due to the scarcity of case law on the subject.

Labor claims

Company and its subsidiaries are involved in various legal claims filed by its employees and by employees of service providing companies. Most of these claims relate to overtime and additional pay, severance payments, various benefits, salary adjustments and the effects of such items on a supplementary retirement plan. In addition to these actions, there are others relating, complementary additions to or re-calculation of retirement pension payments by Forluz, and salary adjustments.

The aggregate amount of the contingency is approximately R$1,613 (R$1,571 on December 31, 2021), of which R$415 (R$404 on December 31, 2021) has been recorded - the amount estimated as probably necessary for settlement of these disputes.

Customers claims

The Company is involved in various civil actions relating to indemnity for personal injury and for material damages, arising, principally, from allegations of irregularity in measurement of consumption, and claims of undue charging, in the normal course of business, totaling R$272 (R$181 on December 31, 2021), of which R$41 (R$32 on December 31, 2021) has been recorded - this being the probable estimate for funds needed to settle these disputes.

Other civil proceedings

The Company is involved in various civil actions claiming indemnity for personal and material damages, among others, arising from incidents occurred in the normal course of business, in the amount of R$573 (R$461 on December 31, 2021), of which R$36 (R$39 on December 31, 2021) has been recorded - the amount estimated as probably necessary for settlement of these disputes.

Regulatory

The Company is involved in numerous administrative and judicial proceedings, challenging, principally: (i) tariff charges in invoices for use of the distribution system by a self-producer; (ii) alleged violation of targets for continuity indicators in retail supply of energy; and (iii) the tariff increase made during the federal government’s economic stabilization plan referred to as the ‘Cruzado Plan’, in 1986. The aggregate amount of the contingency is approximately R$484 (R$385 on December 31, 2021), of which R$47 (R$48 on December 31, 2021) has been recorded as provision - the amount estimated as probably necessary for settlement of these disputes.

Public Lighting Contribution (CIP)

CEMIG and CEMIG D are defendants in several public civil claims (class actions) requesting nullity of the clause in the Electricity Supply Contracts for public illumination signed between the Company and the various municipalities of its concession area, and restitution by the Company of the difference representing the amounts charged in the last 20 years, in the event that the courts recognize that these amounts were unduly charged. The actions are grounded on a supposed error by CEMIG in the estimation of the period of time that was used in calculation of the consumption of energy for public illumination, funded by the Public Lighting Contribution (Contribuição para Iluminação Pública, or ‘CIP’).

The Company believes it has arguments of merit for defense in these claims, including a partial favorable decision. As a result, it has not constituted a provision for this action, the amount of which is estimated at R$1,433 (R$1,269 on December 31, 2021). The Company has assessed the probability of loss in this action as ‘possible’, due to the Customer Defense Code (Código de Defesa do Consumidor, or ‘CDC’) not being applicable, because the matter is governed by the specific regulation of the electricity sector, and because CEMIG complied with ANEEL Resolutions 414 and 456, which deal with the subject.

Accounting of energy sale transactions in the Power Trading Chamber (CCEE)

In a claim dating from August 2002, AES Sul Distribuidora challenged in the court the criteria for accounting of energy sale transactions in the wholesale energy market (Mercado Atacadista de Energia, or ‘MAE’) (predecessor of the present Power Exchange Chamber - Câmara de Comercialização de Energia Elétrica, or ‘CCEE’), during the period of rationing. It obtained a favorable interim judgment on February 2006, which ordered the grantor (ANEEL), working with the CCEE, to comply with the claim by AES Sul and recalculate the settlement of the transactions during the rationing period, not considering the grantor (ANEEL) Dispatch 288 of 2002.

This should take effect in the CCEE as from November 2008, resulting in an additional disbursement for CEMIG GT, related to the expense on purchase of energy in the spot market on the CCEE, in the approximate amount of R$507 (R$437 on December 31, 2021). On November 9, 2008 CEMIG GT obtained an interim decision in the Regional Federal Appeal Court (Tribunal Regional Federal, or TRF) suspending the obligatory nature of the requirement to pay into court the amount that would have been owed under the Special Financial Settlement made by the CCEE, CEMIG GT has classified the chance of loss as ‘possible’, since this action deals with the General Agreement for the Electricity Sector, in which the Company has the full documentation to support its arguments.

Inefficiency in provision of services

A public class action filled by the Public Attorneys’ Office of Minas Gerais state against the Company, alleging supposed inefficiency in provision of services related to the distribution of electricity to the consumers of the municipality of Rio Vermelho. The Company has presented its contestation and awaits beginning of the instruction stage. The amount of the contingency on December 31, 2022, was R$303. The Company has classified the chances of loss as ‘remote’.

Exclusion of customers classified as low-income

The Federal Public Attorneys’ Office filed a class action against the Company and the grantor (ANEEL), to avoid exclusion of customers from classification in the Low-income residential tariff sub-category, requesting an order for CEMIG D to pay twice the amount paid in excess by customers. A decision was given in favor of the plaintiffs, but the Company and the grantor (ANEEL) have filed an interlocutory appeal and await judgment. The amount of the contingency is approximately R$483 (R$413 on December 31, 2021), CEMIG D has classified the chances of loss as ‘possible’ due to other favorable decisions on this matter.

Environmental claims

Impact arising from construction of power plants

The Public Attorneys’ Office of Minas Gerais State has filed class actions requiring the formation of a Permanent Preservation Area (APP) around the reservoir of the Capim Branco hydroelectric plant, suspension of the effects of the environmental licenses, and recovery of alleged environmental damage, CEMIG GT, based on the opinion of its legal advisers in relation to the changes that have been made in the new Forest Code and in the case law on this subject, CEMIG GT has classified the chance of loss in this dispute as ‘possible’. The estimated value of the contingency is R$137 (R$123 on December 31, 2021).

Other legal actions in the normal course of business

Energy billing dispute

During 2022, one of the Company's clients filed an arbitration proceeding requesting changes in contractual clauses and questioning the incidence of certain taxes on its electricity bills. In September 2022, the Company was duly notified of the court decision that granted the injunction request, which determined that the Company should start billing the energy supply contract according to the request. After the arbitration procedure was initiated and the parties were heard, in January 2023, the Court revoked the previous decision and determined the reestablishment of the contractual billing system, as well as the payment of the unbilled amounts due to the injunction initially granted in favor of this customer.

The arbitration proceeding is still in progress, in which this client is questioning the points informed above. If the arbitration decision grants the client's request, the Company will have to refund the difference between the contracted amounts and the adjustments demanded, which amounted to R$117 on December 31, 2022. Management, based on the opinion of its legal advisors, classified the probability of loss as possible.

Breach of contract - Power line pathways and accesses cleaning services contract

The Company is involved in disputes alleging losses suffered as a result of supposed breaches of contract at the time of provision of services of cleaning of power line pathways and firebreaks. In October 2022, the judge authorized the opposing party to withdraw the amount deposited of R$38, converting it into payment of the conviction. The amount of R$8 (R$55 on December 31, 2021), referring to the residual issues of the process, was maintained as a provision.

‘Luz Para Todos’ Program

The Company is a party in disputes alleging losses suffered by third parties as a result of supposed breach of contract at the time of implementation of part of the rural electrification program known as the ‘Luz Para Todos’. The estimated amount of the contingency is approximately R$470 (R$420 on December 31, 2021). Of this total, R$0.141 (R$0.810 on December 31, 2021) has been provisioned the amount estimated as probably necessary for settlement of these disputes.

Contractual imbalance

CEMIG D is party in other disputes arising from alleged non-compliance with contracts in the normal course of business, for an estimated total of R$223 (R$198 on December 31, 2021). CEMIG D has classified the chance of loss as ‘possible’, after analysis of the case law on this subject.

Renova: Application to override corporate identity

A receivables investment fund filed an application for Override of Legal Identity (Incidente de Desconsideração da Personalidade Jurídica - IDPJ) in relation to certain companies of the Renova group, aiming to include some shareholders of Renova, including the Company and its subsidiary CEMIG GT, as defendants jointly and severally liable. The amount involved in this dispute is estimated at R$103 (R$86 on December 31, 2021). The probability of loss has been assessed as ‘possible’.

Other legal proceedings

Company and its subsidiaries are involved as plaintiff or defendant, in other less significant claims, related to the normal course of their operations including: environmental matters, removal of residents from risk areas; and indemnities for rescission of contracts, on a lesser scale, related to the normal course of its operations, with an estimated total amount of R$434 (R$402 at December 31, 2021), of which R$6 (R$15 at December 31, 2021), the amount estimated as probably necessary for settlement of these disputes.